12. SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Notes
12. SHARE CAPITAL

12.SHARE CAPITAL

Authorized Common Shares

The Company is authorized to issue an unlimited number of Common Shares with a par value of $0.30.

Holders of Common Shares are entitled to one vote per share upon all matters on which they have the right to vote. The Common Shares do not have pre-emptive rights, conversion rights or exchange rights and are not subject to redemption, retraction, purchase for cancellation or surrender provisions. The Company may, if authorized by the directors, purchase or otherwise acquire any of its Common Shares at a price and upon the terms determined by the directors. There are no sinking or purchase fund provisions, no provisions permitting or restricting the issuance of additional securities or any other material restrictions, and there are no provisions which are capable of requiring a security holder to contribute additional capital. Holders of the Common Shares are entitled to receive such dividends as may be declared by the Board of Directors out of funds legally available therefore. In the event of dissolution or winding up of the affairs of the Company, holders of the Common Shares are entitled to share ratably in all assets of the Company remaining after payment of all amounts due to creditors.

Issued and Outstanding Common Shares

ZenaTech issued 166,667 common shares of the Company to Maxim Group, LLC on February 7, 2024 for advisory services in connection with its Nasdaq listing at a price of $4.80 per share.

ZenaTech issued 3,333 common shares of the Company to Yvonne Rattray on February 7, 2024 for services as director of the Company at a price of $4.80 per share.

ZenaTech issued 3,333 common shares of the Company to Neville Brown on February 7, 2024 for services as director of the Company at a price of $4.80 per share.

ZenaTech effected a 1 to 6 reverse stock split of its common shares on July 1, 2024. The Company had 17,080,050 shares of common stock on a post reverse stock split basis, including 63,722 shares issuable upon exercise of outstanding warrants as of December 31, 2024. The above financial statements were updated to reflect the post-reverse split stock allocation, as per IAS 33, paragraph 64.

On July 1, 2024 ZenaTech reduced the share capital by 30 shares to account for fractional shares as a result of 1 to 6 split as such there were 17,016,486 shares post-split.

On July 24, 2024 ZenaTech issued 291,829 units at a price of $10.28 per unit for gross proceeds of approximately $4,133,402 each unit being comprised of one common share and one warrant, , with each warrant being exercisable at a price of $10.28 USD for a period of three years from the time the shares are listed for trading on a recognized stock exchange. The Company raised the funds for general corporate and working capital purposes. The currency exchange rate was $1 USD to $1.3670 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on July 15, 2024 to calculate the above foreign exchange conversion. As a result, the Company had 17,663,879 shares, including 355,551 common shares issuable upon exercise of outstanding warrants as of July 15, 2024.

Below are described all transactions making up the 291,829 warrants from the paragraph above. These warrants do not have any value as of December 31, 2024 since they were issued when the company was private and the stock price was $0.30. Since the Company became public and as of December 31, 2024 the Company’s stock price did not reach the warrants offering price of $10.28 as such they are considered out of the money since they could not be exercised. At all times since issuance, the warrant offering price was more than the stock price.

On July 24, 2024 ZenaTech and Star Financial Corporation, a related party, entered into a purchase agreement, where ZenaTech will sell Star Financial Corporation 49,088 shares of common stock at $10.28 USD per share for an aggregate price of $695,272 USD, par value of $0.30 Canadian per share, and 49,088 warrants or one warrant for one share of common stock (note 16). Each warrant shall entitle Star Financial Corporation to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 49,088 shares of common stock and 49,088 warrants to Star Financial Corporation for $695,272 USD on July 24, 2024 under this agreement.

On July 24, 2024 ZenaTech and GG Mars Capital, a related party, entered into a purchase agreement, where ZenaTech will sell GG Mars Capital 55,396 shares of common stock at $10.28 USD per share for an aggregate price of $784,617 USD, par value of $0.30 Canadian per share, and 55,396 warrants or one warrant for one share of common stock (note 16). Each warrant shall entitle GG Mars Capital to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 55,396 shares of common stock and 55,396 warrants for $784,617 USD to GG Mars Capital on July 24, 2024 under this agreement.

On July 24, 2024 ZenaTech and Jacob D Sherman entered into a purchase agreement, where ZenaTech will sell Jacob D Sherman 9,728 shares of common stock at $10.28 USD per share for an aggregate price of $137,785 USD, par value of $0.30 Canadian per share, and 9,728 warrants or one warrant for one share of common stock. Each warrant shall entitle Jacob D Sherman to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 9,728 shares of common stock and 9,728 warrants for $137,785 USD to Jacob D Sherman on July 24, 2024 under this agreement.

On July 24, 2024 ZenaTech and Nancy Cowden entered into a purchase agreement, where ZenaTech will sell Nancy Cowden 116,732 shares of common stock at $10.28 USD per share for an aggregate price of $1,653,367 USD, par value of $0.30 Canadian per share, and 116,732 warrants or one warrant for one share of common stock. Each warrant shall entitle Nancy Cowden to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 116,732 shares of common stock and 116,732 warrants for $1,653,367 USD to Nancy Cowden on July 24, 2024 under this agreement.

On July 24, 2024 ZenaTech and Lone Stella, LLC entered into a purchase agreement, where ZenaTech will sell Lone Stella 60,885 shares of common stock at $10.28 USD per share for an aggregate price of $862,362 USD, par value of $0.30 Canadian per share, and 60,885 warrants or one warrant for one share of Common Stock. Each warrant shall entitle Lone Stella to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 60,885 shares of common stock and 60,885 warrants for $862,362 USD to Lone Stella on July 24, 2024 under this agreement.

ZenaTech issued 500,000 common shares of the Company to Epazz, Inc., a related party, for purchase of ZooOffice, Inc. on October 1, 2024.

ZenaTech issued 1,000,000 common shares of the Company to Ameritek Ventures, Inc., a related party, for purchase of Ecker Capital, Inc. on October 1, 2024.

ZenaTech paid directors a total of 201,692 shares of common stock issued at $1.77 USD. See below the breakdown of the issuances on October 9, 2024.

ZenaTech issued 100,000 common shares of the Company to Shaun Passley, PhD on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 28,248 common shares of the Company to Craig Passley on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 28,248 common shares of the Company to James Sherman on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 11,299 common shares of the Company to Paul Piekos on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 11,299 common shares of the Company to Thomas Burns on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 11,299 common shares of the Company to Neville Brown on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 11,299 common shares of the Company to Yvonne Rattray on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 101,406 common shares of the Company to GG Mars Capital, a related party, for $205,695 USD from the debt conversion note issued on October 9, 2024 (note 16). The Conversion price was $1.4792 USD per share, a 20% discount from $1.8490 price per share on October 9, 2024.

ZenaTech issued 101,406 common shares of the Company to Star Financial Corporation, a related party, for $205,695 USD from the debt conversion note issued on October 9, 2024. The Conversion price was $1.4792 USD per share, a 20% discount from $1.8490 price per share on October 9, 2024.

ZenaTech issued 270,416 common shares of the Company to Jennings Family Investments for $548,519 USD from the debt conversion issued on October 9, 2024. The Conversion price was $1.4792 USD per share, a 20% discount from $1.8490 price per share on October 9, 2024.

ZenaTech issued 6,760 common shares to Marie Pindling, a related party, on October 9, 2024. This was a conversion of her $10,000 USD convertible debenture from January 9, 2024. The Conversion price was $1.4792 USD per share, a 20% discount from $1.8490 price per share on October 9, 2024.

ZenaTech issued 6,760 common shares to Olga Passley, a related party, on October 9, 2024. This was a conversion of her $10,000 USD convertible debenture from January 9, 2024. The Conversion price was $1.4792 USD per share, a 20% discount from $1.8490 price per share on October 9, 2024.

ZenaTech issued 6,760 common shares to Yvonne Rattray, a related party, on October 9, 2024. This was a conversion of her $10,000 USD convertible debenture from January 9, 2024. The Conversion price was $1.4792 USD per share, a 20% discount from $1.8490 price per share on October 9, 2024.

ZenaTech issued 600,000 common shares of the Company to GG Mars Capital, a related party, for $1,453,373 USD debt conversion on October 11, 2024. The Conversion price was $1.76 USD per share, a 20% discount from $2.2 price per share on October 11, 2024.

ZenaTech issued 500,000 common shares of the Company to Star Financial Corporation, a related party, for $1,211,144 USD debt conversion on October 11, 2024. The Conversion price was $1.76 USD per share, a 20% discount from $2.2 price per share on October 11, 2024.

ZenaTech issued 500,000 common shares of the Company to GG Mars Capital, a related party, for $1,197,158 USD on October 24, 2024. This amount was drawn from the note issued on October 9, 2024. The Conversion price was $1.7280 USD per share, a 20% discount from $2.16 price per share on October 24, 2024.

ZenaTech issued 500,000 common shares of the Company to Star Financial Corporation, a related party, for $1,197,158 USD on October 24, 2024. This amount was drawn from the note issued on October 9, 2024. The Conversion price was $1.7280 USD per share, a 20% discount from $2.16 price per share on October 24, 2024.

ZenaTech issued 500,000 common shares of the Company to Jennings Family Investments for $1,197,158 USD on October 24, 2024. This amount was from the note issued on October 9, 2024. The Conversion price was $1.7280 USD per share, a 20% discount from $2.16 price per share on October 9, 2024.

ZenaTech issued 166,667 common shares of the Company to Maxim Group, LLC on November 22, 2024 for advisory services in connection with its Nasdaq listing at a price of $1.45 USD per share.

ZenaTech issued 200,000 common shares of the Company at $1.45 USD to Shaun Passley, PhD for patents on November 20, 2024.

ZenaTech issued 900,000 common shares of the Company at $1.45 USD to Epazz, Inc. for patents on November 22, 2024.

ZenaTech issued 550,000 common shares of the Company to GG Mars Capital, a related party, for $1,094,291 on November 22, 2024. This amount was drawn from the note issued on October 9, 2024. The Conversion price was $1.432 USD per share, a 20% discount from $1.79 price per share on November 22, 2024.

ZenaTech issued 950,000 common shares of the Company to Jennings Family Investments for $1,890,140 USD from the debt conversion issued on November 22, 2024. The Conversion price was $1.432 USD per share, a 20% discount from $1.79 price per share on October 9, 2024.

ZenaTech issued 80,942 common shares of the Company to Nancy Cowden for $161,044 USD from the debt conversion issued on November 22, 2024. The Conversion price was $1.432 USD per share, a 20% discount from $1.79 price per share on October 9, 2024.

ZenaTech issued 150,000 common shares of the Company to Star Financial Corporation, a related party, for $298,443 USD on November 22, 2024. This amount was drawn from the note issued on October 9, 2024. The Conversion price was $1.432 USD per share, a 20% discount from $1.79 price per share on October 24, 2024.

The Company’s outstanding share capital was 25,101,124 common shares of stock as of December 31, 2024.

The Company’s outstanding share capital was 16,843,182 common shares of stock as of December 31, 2023.

Authorized Preferred Shares

The Company is authorized to issue 100,000,000 Preferred Shares at a stated value of $3.

Holders of Preferred Shares are not entitled to vote. The Preferred Shares do not have pre-emptive rights, conversion rights or exchange rights and are not subject to redemption, retraction, purchase for cancellation or surrender provisions. There are no sinking or purchase fund provisions, no provisions permitting or restricting the issuance of additional securities or any other material restrictions, and there are no provisions which can require a security holder to contribute additional capital. Holders of the Preferred Shares are entitled to receive such dividends as may be declared by the Board of Directors out of funds legally available therefore. In the event of dissolution or winding up of the affairs of the Company, holders of the Preferred Shares are entitled to liquidation first in all assets of the Company remaining after payment of all amounts due to creditors.

Issued and Outstanding Preferred Shares

ZenaTech issued 550,000 preferred shares of the Company to Epazz, Inc., a related party, for purchase of ZooOffice, Inc. on October 1, 2024.

ZenaTech issued 750,000 preferred shares of the Company to Ameritek Ventures, Inc., a related party, for purchase of Ecker Capital, Inc. on October 1, 2024.

ZenaTech issued 500,000 preferred shares of the Company to Shaun Passley, PhD, a related party, for purchase of patents on November 20, 2024.

ZenaTech issued 200,000 preferred shares of the Company to GG Mars Capital, a related party, as loan origination fees.

ZenaTech issued 200,000 preferred shares of the Company to Jennins Family Investments, as loan origination fees.

ZenaTech issued 200,000 preferred shares of the Company to Star Financial Corporations, a related party, as loan origination fees.

ZenaTech issued 200,000 preferred shares of the Company to Lone Stella, LLC, as loan origination fees.

ZenaTech issued 400,000 preferred shares of the Company to Nancy Cowden, as loan origination fees.

ZenaTech issued 1,150,000 preferred shares of the Company to Epazz, a related party, for purchase of patents on November 20, 2024.

ZenaTech issued 3,000,000 preferred shares of the Company to Shaun Passley, PhD, a related party, for purchase of patents on December 31, 2024.

ZenaTech issued 1,000,000 preferred shares of the Company to Epazz, a related party, for purchase of patents on December 31, 2024.

ZenaTech had 17,150,000 issued and outstanding Preferred Shares as of December 31, 2024.

Authorized Super Voting Shares

The Company is authorized to issue 23,000,000 Super Voting Shares with a stated value of $30 per share.

Holders of Super Voting Shares have one thousand votes per share upon all matters on which they have the right to vote. The Super Voting Shares do not have pre-emptive rights, conversion rights or exchange rights and are not subject to redemption, retraction, purchase for cancellation or surrender provisions. There are no sinking or purchase fund provisions, no provisions permitting or restricting the issuance of additional securities or any other material restrictions, and there are no provisions which can require a security holder to contribute additional capital. Holders of the Super Voting Shares are entitled to receive such dividends as may be declared by the Board of Directors out of funds legally available therefore. In the event of dissolution or winding up of the affairs of the Company, holders of the Super Voting Shares are entitled to liquidation second in all assets of the Company remaining after payment of all amounts due to creditors.

ZenaTech issued 3,000 super voting shares of the Company to Epazz, a related party, for purchase ZooOffice on October 1, 2024.

ZenaTech issued 5,000 super voting shares of the Company to Ameritek Ventures, a related party, for purchase Ecker Capital on October 1, 2024.

ZenaTech issued 10,000 preferred shares of the Company to Shaun Passley, PhD, a related party, for purchase of patents on December 31, 2024.

ZenaTech issued 42,000 preferred shares of the Company to Epazz, a related party, for purchase of patents on December 31, 2024.

Issued and Outstanding Super Voting Shares

ZenaTech had 60,000 issued and outstanding Super Voting Shares as of December 31, 2024.

Warrants Outstanding

The Company had 2,995,551 warrants outstanding as of December 31, 2024. Below is a table summarizing the warrants.

Issue Date	Name	Reason for Issuance	Number
09-19-2020	Various	Subscription, OSE listing	22,056
02-15-2022	Propal Investments, LLC	Debt issuance 2022	41,666
07-23-2024	Star Financial Corporation	July 2024 purchase agreement	49,088
07-23-2024	GG Mars Capital, Inc.	July 2024 purchase agreement	55,396
07-23-2024	Jacob D Sherman	July 2024 purchase agreement	9,728
07-23-2024	Nancy Cowden	July 2024 purchase agreement	116,732
07-23-2024	Lone Stella	July 2024 purchase agreement	60,885
10-09-2024	GG Mars Capital, Inc.	Oct 2024 debt orig fees	500,000
10-09-2024	Star Financial Corporation	Oct 2024 debt orig fees	500,000
10-09-2024	Jennings Family Investments	Oct 2024 debt orig fees	500,000
10-09-2024	Lone Stella	Oct 2024 debt orig fees	500,000
10-09-2024	Nancy Cowden	Oct 2024 debt orig fees	600,000
	Total warrants		2,995,551

For a complete description of the warrants issuances, see below.

The Company issued 22,056 warrants on September 19, 2020 upon conversion of subscription receipts issued on September 19, 2019.  Each warrant is exercisable into one common share at a price of $0.90 per share for a period of three years from the date that the shares are listed on a recognized stock exchange.

ZenaTech had 41,666 warrants outstanding issued to Propal Investments, LLC from the debt agreement as of December 31, 2024.

The Company secured a $500,000 USD or $677,550, three-year loan from Propal Investments, LLC on December 15, 2022. Interest payments are paid on the 10th of each month and the principal is due December 14, 2025. This loan carries 20 units of debt and one unit contains $25,000 USD or $33,878 unit of debenture, which equals $500,000 USD or $677,550. Unpaid principal and accrued interest of this loan can convert into common shares at a 20% from market value. Each of the 20 units of debt carry 2,083 warrants for total of 41,667 warrants. Each warrant is exercisable to purchase one share of common stock of the Company at $12 Canadian, which is equal to $8.90 USD using a conversion rate of $1 USD to $1.4385 as of the balance sheet date. These warrants expire three years after the Company listing on a recognized state exchange. The loan also has a minimum conversion amount of $25,000 USD or $33,878 or a debenture holder’s remaining debt, whichever is less. The maximum conversion per month is equal to the greater of twenty-five (25%) of a debenture holder’s initial investment of $25,000 USD or $33,878. The conversion price after applying the twenty percent (20%) discount must be equal to or greater than $0.75 USD or $1.01. The loan has a personal guarantee by James A. Sherman, the Company’s Chief Financial Officer and Director (note 16). For the foreign currency conversions above we used the currency exchange rate of $1 USD to $1.3551 CAD as of December 31, 2022 and as listed by www.poundsterlinglive.com.

Below are described all transactions making up the 291,829 warrants for issued on July 24, 2024 from the paragraph above. These warrants do not have any value as of December 31, 2024 since they were issued when the company was private and the stock price was $0.30. Since the Company became public and as of December 31, 2024 the Company’s stock price did not reach the warrants offering price of $10.28 as such they are considered out of the money since they could not be exercised. At all times since issuance, the warrant offering price was more than the stock price

ZenaTech had 116,732 warrants outstanding issued to Nancy Cowden from the stock purchase agreement as of December 31, 2024.

On July 24, 2024 the Company and Nancy Cowden entered into a purchase agreement, where ZenaTech will sell Nancy Cowden 121,596 shares of common stock at $10.28 USD per share for an aggregate price of $1,250,006.88 USD, par value of $0.30 Canadian per share, and one warrant for one share of common stock, or 121,576 warrants. Each warrant shall entitle Nancy Cowden to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech had 60,885 warrants outstanding issued to Lone Stella, LLC from stock purchase agreement as of December 31, 2024.

On July 24, 2024 the Company and Lone Stella, LLC entered into a purchase agreement, where ZenaTech will sell Lone Stella 60,885 shares of common stock at $10.28 USD per share for an aggregate price of $625,987.80 USD, par value of $0.30 Canadian per share, and 60,885 warrants or one warrant for one share of Common Stock. Each warrant shall entitle Lone Stella to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech had 55,396 warrants outstanding issued to GG Mars Capital from stock purchase agreement as of December 31, 2024.

On July 24, 2024 ZenaTech and GG Mars Capital, a related party, entered into a purchase agreement, where ZenaTech will sell GG Mars Capital 55,396 shares of common stock at $10.28 USD per share for an aggregate price of $784,617 USD, par value of $0.30 Canadian per share, and 55,396 warrants or one warrant for one share of common stock (note 16). Each warrant shall entitle GG Mars Capital to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech had 49,088 warrants outstanding issued to Star Financial Corporation from stock purchase agreement as of December 31, 2024.

On July 24, 2024 ZenaTech and Star Financial Corporation, a related party, entered into a purchase agreement, where ZenaTech will sell Star Financial Corporation 49,088 shares of common stock at $10.28 USD per share for an aggregate price of $695,272 USD, par value of $0.30 Canadian per share, and 49,088 warrants or one warrant for one share of common stock (note 16). Each warrant shall entitle Star Financial Corporation to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

On July 24, 2024 ZenaTech and Jacob D Sherman entered into a purchase agreement, where ZenaTech will sell Jacob D Sherman 9,728 shares of common stock at $10.28 USD per share for an aggregate price of $137,785 USD, par value of $0.30 Canadian per share, and 9,728 warrants or one warrant for one share of common stock. Each warrant shall entitle Jacob D Sherman to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 9,728 shares of common stock and 9,728 warrants for $137,785 USD to Jacob D Sherman on July 24, 2024 under this agreement.

ZenaTech had 500,000 warrants outstanding issued to GG Mars Capital from the issuance of the October 9, 2024 revolving line of credit note.

ZenaTech entered into an agreement with GG Mars Capital, Inc., a related party, for a convertible line of credit on October 9, 2024 (note

10). The Company issued GG Mars Capital a promissory note for $5,000,000 USD with a simple interest of eight percent (8%) and a one-hundred and twenty (120) month maturity date and no covenants. The principal amount of this loan shall be due and payable on October 8, 2034. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting November 1, 2024. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Loan origination fees were 200,000 preferred shares of ZenaTech stock at $3.00 per share and 500,000 warrants of common stock. Each warrant shall entitle GG Mars Capital to purchase the Company’s common stock at an exercise price of $1.77 USD or the lowest price traded between October 9, 2024 through October 31, 2027 whichever is lower, which expires 10 years from the date of this executed agreement. GG Mars Capital shall have an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stating value of $3.00 or convert into ZenaTech, Inc. common stock at the last valuation of price per share or the lowest price traded within the last 30 days. GG Mars Capital shall provide a written conversion notice which will be convert into preferred shares or common stock within 5 business days. GG Mars Capital, Inc. is owned by a family member of Shaun Passley, PhD. Epazz, Inc. and Shaun Passley, PhD have common control of the Company’s shares outstanding.

ZenaTech had 500,000 warrants outstanding issued to Star Financial Corporation from the issuance of the October 9, 2024 revolving line of credit note.

ZenaTech entered into an agreement with Star Financial Corporation, (“Star Financial Corporation”)  an Illinois corporation and a related party, for a convertible line of credit on October 9, 2024 (note 16). The Company issued Star Financial Corporation a promissory note for $5,000,000 USD, with a simple interest of eight percent (8%) and one-hundred and twenty (120) month maturity date and no covenants. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting November 1, 2024. Loan origination fees were 200,000 preferred shares of ZenaTech stock at $3.00 per share and 500,000 warrants of common stock. Each warrant shall entitle Star Financial Corporation to purchase the Company’s common stock at an exercise price of $1.77 USD or the lowest price traded between October 9, 2024 through October 31, 2027 whichever is lower, which expires 10 years from the date of this executed agreement. Star Financial Corporation shall have an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stating value of $3.00 or convert into ZenaTech, Inc. common stock at the last valuation of price per share or the lowest price traded within the last 30 days. Star Financial Corporation shall provide a written conversion notice which will be convert into preferred shares or common stock within 5 business days. Star Financial Corporation is owned by a family member of Shaun Passley, PhD. Epazz, Inc. and Shaun Passley, PhD have common control of the Company’s shares outstanding.

ZenaTech had 500,000 warrants outstanding issued to Jennings Family Investments, Inc. from the issuance of the October 9, 2024 revolving line of credit note.

ZenaTech entered into an agreement with Jennings Family Investments, Inc., (“Jennings Family Investments”), an Illinois corporation, for a revolving line of credit on October 9, 2024. The Company issued Jennings Family Investments a promissory note for $5,000,000 USD, with a simple interest of eight percent (8%) and a one-hundred and twenty (120) months maturity date and no covenants. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting November 10, 2024.

Loan origination fees were 200,000 Preferred Shares of ZenaTech, Inc. at a state value of $3.00 per share and 500,000 warrants of common stock. Each warrant shall entitle the holder to purchase common stock at an exercise price of $1.77 USD or the lowest price traded between October 9, 2024 through October 31, 2027 whichever is lower, which expires 10 years from the date of the executed agreement. Jennings Family Investments, Inc. has an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stating value of $3.00 or convert into ZenaTech, Inc. common stock at the last valuation of price per share or the lowest price traded within the last 30 days. Jennings Family Investments shall provide a written conversion notice which will be converted into preferred shares or common stock within 5 business days. In case of default ZenaTech shall pay an interest rate at the highest allowable interest under applicable law.

ZenaTech had 500,000 warrants outstanding to Lone Stella, LLC from the issuance of the October 9, 2024 revolving line of credit note.

The Company entered into an agreement with Lone Stella, LLC, an Illinois limited liability corporation (“Lone Stella”), for a revolving line of credit on October 9, 2024. The Company issued Lone Stella a promissory note for $5,000,000 USD, with a simple interest of eight percent (8%) and a one-hundred and twenty (120) months maturity date and no covenants. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting November 10, 2024.

Loan origination fees were 200,000 Preferred Shares of ZenaTech, Inc. at a state value of $3.00 per share and 500,000 warrants of common stock. Each warrant shall entitle the holder to purchase common stock at an exercise price of $1.77 USD or the lowest price traded between October 9, 2024 through October 31, 2027 whichever is lower, which expires 10 years from the date of the executed agreement. Lone Stella has an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stating value of $3.00 or convert into ZenaTech, Inc. Common Stock at the last valuation of price per share or the lowest price traded within the last 30 days. Lone Stella shall provide a written conversion notice which will be converted into preferred shares or common stock within 5 business days. In case of default ZenaTech shall pay an interest rate at the highest allowable interest under applicable law.

ZenaTech had 600,000 warrants outstanding to Nancy Cowden from the issuance of the October 9, 2024 revolving line of credit note.

ZenaTech entered into an agreement with Nancy Cowden for a revolving line of credit on October 9, 2024. The Company issued Nancy Cowden a promissory note for $8,000,000 USD, with a simple interest of eight percent (8%) and a one-hundred and twenty (120) months maturity date and no covenants. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting November 10, 2024.

Loan origination fees were 400,000 Preferred Shares of ZenaTech, Inc. at a state value of $3.00 per share and 600,000 warrants of common stock. Each warrant shall entitle the holder to purchase common stock at an exercise price of $1.77 USD or the lowest price traded between October 9, 2024 through October 31, 2027 whichever is lower, which expires 10 years from the date of the executed agreement. Nancy Cowden has an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stating value of $3.00 or convert into ZenaTech, Inc. Common Stock at the last valuation of price per share or the lowest price traded within the last 30 days. Nancy Cowden shall provide a written conversion notice which will be converted into preferred shares or common stock within 5 business days. In case of default ZenaTech shall pay an interest rate at the highest allowable interest under applicable law.

The valuation of these warrants was conducted by Stonebridge Advisory Inc. using the Black-Scholes Option Pricing Model, a widely accepted method for pricing financial derivatives. Key assumptions included a stock price at the grant date of $1.77 per share, an expected life of 1.8 years, a risk-free rate aligned with market benchmarks, and a zero dividend yield assumption. The initial warrant value per unit was determined to be $0.24, with a dilution adjustment of 2.888%, resulting in a final adjusted warrant value of $0.23 per unit and a total warrant valuation of $751,000. The valuation also incorporated a foreign exchange adjustment, converting the warrant value to $0.32 per unit in CAD using an exchange rate of 1.3713. This valuation is subject to the assumptions and limitations detailed in the independent valuation report

Below are described all transactions making up the 291,829 warrants from the paragraph above. These warrants do not have any value as of December 31, 2024 since they were issued when the company was private and the stock price was $0.30. Since the Company became public and as of December 31, 2024 the Company’s stock price did not reach the warrants offering price of $10.28 as such they are considered out of the money since they could not be exercised. At all times since issuance, the warrant offering price was more than the stock price.

On July 24, 2024 ZenaTech and Star Financial Corporation, a related party, entered into a purchase agreement, where ZenaTech will sell Star Financial Corporation 49,088 shares of common stock at $14.16/$10.28 USD per share for an aggregate price of $695,272, par value of $0.30 Canadian per share, and 49,088 warrants or one warrant for one share of common stock (note 16). Each warrant shall entitle Star Financial Corporation to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 49,088 shares of common stock and 49,088 warrants to Star Financial Corporation for $695,272 USD on July 24, 2024 under this agreement.

On July 24, 2024 ZenaTech and GG Mars Capital, a related party, entered into a purchase agreement, where ZenaTech will sell GG Mars Capital 55,396 shares of common stock at $14.16 /$10.28 USDper share for an aggregate price of $784,617, par value of $0.30 Canadian per share, and 55,396 warrants or one warrant for one share of common stock (note 16). Each warrant shall entitle GG Mars Capital to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 55,396 shares of common stock and 55,396 warrants for $784,617 USD to GG Mars Capital on July 24, 2024 under this agreement.

On July 24, 2024 ZenaTech and Jacob D Sherman entered into a purchase agreement, where ZenaTech will sell Jacob D Sherman 9,728 shares of common stock at $14.16 / $10.28 USD per share for an aggregate price of $137,785, par value of $0.30 Canadian per share, and 9,728 warrants or one warrant for one share of common stock. Each warrant shall entitle Jacob D Sherman to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 9,728 shares of common stock and 9,728 warrants for $137,785 USD to Jacob D Sherman on July 24, 2024 under this agreement.

On July 24, 2024 ZenaTech and Nancy Cowden entered into a purchase agreement, where ZenaTech will sell Nancy Cowden 116,732 shares of common stock at $14.16 /$10.28 USD per share for an aggregate price of $1,653,367 USD, par value of $0.30 Canadian per share, and 116,732 warrants or one warrant for one share of common stock. Each warrant shall entitle Nancy Cowden to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 116,732 shares of common stock and 116,732 warrants for $1,653,367 USD to Nancy Cowden on July 24, 2024 under this agreement.

On July 24, 2024 ZenaTech and Lone Stella, LLC entered into a purchase agreement, where ZenaTech will sell Lone Stella 60,885 shares of common stock at $14.16 /$10.28 USD per share for an aggregate price of $862,362 , par value of $0.30 Canadian per share, and 60,885 warrants or one warrant for one share of Common Stock. Each warrant shall entitle Lone Stella to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 60,885 shares of common stock and 60,885 warrants for $862,362 USD to Lone Stella on July 24, 2024 under this agreement.

The table below summarizes the total of the 2,955,551 outstanding warrants and the strike price as of December 31, 2024. The Company applied a USD to Canadian conversion rate of $1.4385 as of December 31, 2024, when calculating the option price for the warrants. These warrants are non-dilutive.

		Option	Conversion	Option	Share Price	Intrinsic
Warrants	Curr	Price	Rate Can/US	Price USD	12/31/2024	Value	Dilution

291,829	USD	10.28	n/a	10.28	7.69	non-dilutive	-
41,666	CAN	12.00	0.7100	8.52	7.69	non-dilutive	-
22,056	CAN	0.90	0.7100	0.64	7.69	7.05	20,223
2,600,000	USD	1.77	n/a	1.77	7.69	5.92	2,001,560
-	USD	1.77	n/a	1.77	7.69	5.92	-
2,955,551							2,021,783